Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Reconciliation of Total Cash, Restricted Cash and Equivalents

The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the six months ended June 30, 2023 and 2022:

	Cash, Restricted Cash and Equivalents at End of Period		Cash, Restricted Cash and Equivalents at Beginning of Period
	June 30, 2023	June 30, 2022	December 31, 2022	December 31, 2021
(millions)
Dominion Energy
Cash and cash equivalents(1)	$137	$273	$153	$283
Restricted cash and equivalents(2)	178	134	188	125
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$315	$407	$341	$408
Virginia Power
Cash and cash equivalents	$19	$56	$22	$26
Restricted cash and equivalents(3)	—	2	2	—
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$19	$58	$24	$26

(1)
At June 30, 2023, June 30, 2022, December 31, 2022 and December 31, 2021, Dominion Energy had $29 million, $24 million, $34 million and $34 million, respectively, of cash and cash equivalents included in current assets held for sale.
(2)
At June 30, 2023, June 30, 2022, December 31, 2022 and December 31, 2021, Dominion Energy had $3 million, $1 million, $2 million and less than $1 million, respectively, of restricted cash and equivalents included in current assets held for sale.
(3)
Restricted cash and equivalents balances are presented within other current assets in Virginia Power's Consolidated Balance Sheets.

Schedule of Supplemental Cash Flow Information

The following table provides supplemental disclosure of cash flow information related to Dominion Energy:

Six Months Ended June 30,	2023	2022
(millions)
Significant noncash investing and financing activities:(1)
Accrued capital expenditures	$713	$512
Leases(2)	279	57
(1)
See Note 10 for noncash investing activities related to the acquisition of a noncontrolling interest in Dominion Privatization, Note 16 for noncash financing activities related to the remarketing of Series A Preferred Stock and the issuance of common stock associated with the settlement of litigation and Note 17 for noncash financing activities related to the transfer of property associated with the settlement of litigation.
(2)
Includes $40 million and $19 million of financing leases at June 30, 2023 and 2022, respectively, and $239 million and $38 million of operating leases at June 30, 2023 and 2022, respectively.

The following table provides supplemental disclosure of cash flow information related to Virginia Power:

Six Months Ended June 30,	2023	2022
(millions)
Significant noncash investing and financing activities:
Accrued capital expenditures	$550	$240
Leases(1)	242	47

(1)
Includes $36 million and $14 million of financing leases at June 30, 2023 and 2022, respectively, and $206 million and $33 million of operating leases at June 30, 2023 and 2022, respectively.